Loans, borrowings, cash and cash equivalents and financial investments - Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Current debt	$ 1,703	$ 1,660
Non-current debt	20,786	27,662
Debt contracts in the international markets
Loans and borrowings
Current debt, accrued charges	263	304
Current debt	590	555
Non-current debt	16,698	20,575
Debt contracts in the international markets | Floating rate | US$
Loans and borrowings
Current debt, before accrued charges	310	234
Non-current debt, before accrued charges	2,764	5,489
Debt contracts in the international markets | Floating rate | EUR
Loans and borrowings
Non-current debt, before accrued charges	240	211
Debt contracts in the international markets | Fixed rate | US$
Loans and borrowings
Non-current debt, before accrued charges	12,588	13,083
Debt contracts in the international markets | Fixed rate | EUR
Loans and borrowings
Non-current debt, before accrued charges	900	1,583
Debt contracts in the international markets | Fixed rate | Other currencies
Loans and borrowings
Current debt, before accrued charges	17	17
Non-current debt, before accrued charges	206	209
Debt contract in Brazil
Loans and borrowings
Current debt, accrued charges	259	294
Current debt	1,113	1,105
Non-current debt, accrued charges	12	33
Non-current debt	4,088	7,087
Debt contract in Brazil | Floating rate | R$
Loans and borrowings
Current debt, before accrued charges	447	402
Non-current debt, before accrued charges	3,195	5,621
Debt contract in Brazil | Floating rate | Basket of currencies and US$
Loans and borrowings
Current debt, before accrued charges	339	343
Non-current debt, before accrued charges	708	1,217
Debt contract in Brazil | Fixed rate | R$
Loans and borrowings
Current debt, before accrued charges	68	66
Non-current debt, before accrued charges	$ 173	$ 216